Securities - Summary of Amortized Cost and Fair Value of Debt Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale:
Due in one year or less, Amortized Cost	$ 4,649
Due after one through five years, Amortized Cost	20,221
Due after five through ten years, Amortized Cost	23,289
Due after ten years, Amortized Cost	50,895
Total debt securities available-for-sale, Amortized Cost	99,054
Due in one year or less, Fair Value	4,684
Due after one through five years, Fair Value	20,332
Due after five through ten years, Fair Value	23,427
Due after ten years, Fair Value	51,537
Total debt securities available-for-sale, Fair Value	99,980
Held-to-maturity:
Due in one year or less, Amortized Cost	0
Due after one through five years, Amortized Cost	0
Due after five through ten years, Amortized Cost	8,692
Due after ten years, Amortized cost	29,624
Amortized Cost, Held to maturity	38,316	44,350
Due in one year or less, Fair Value	0
Due after one through five years, Fair Value	0
Due after five through ten years, Fair Value	8,830
Due after ten years, Fair Value	30,120
Total debt securities held-to-maturity, Fair Value	$ 38,950	$ 42,643